STOCKHOLDERS’ DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

10. STOCKHOLDERS’ DEFICIT

Preferred Stock – There are 20,000,000 shares of authorized preferred stock, par value $0.0001 per share, with 2,000,000 shares issued and outstanding as of September 30, 2025 (December 31, 2024 – 2,000,000). The Series A Preferred Stock shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.

Common Stock – There are 3,000,000,000 shares of authorized Class A common stock, par value $0.0001 per share, with 1,884,930,584 shares issued and outstanding as of September 30, 2025, and December 31, 2024, respectively.

March 6, 2022, the Company issued 2,000,000 preferred shares to our CEO in exchange for his 100% owned private company CM Tech and Frame One. The Series A Preferred Stock shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.

10. STOCKHOLDERS’ DEFICIT

Preferred Stock – There are 20,000,000 shares of authorized preferred stock, par value $0.0001 per share, with 2,000,000 shares issued and outstanding as of December 31, 2024, and 2023. The 2,000,000 preferred shares were issued to our CEO. The Series A Preferred Stock, shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.

Common Stock – There are 2,000,000,000 shares of authorized Class A common stock, par value $0.0001 per share, with 1,884,930,584 shares issued and outstanding as of December 31, 2024, and 1,862,430,584 shares issued and outstanding as of December 31, 2023.

March 6, 2022, the Company issued 2,000,000 preferred shares to our CEO in exchange for his 100% owned private company CMT Tech.

Common stock was issued by the Company for the year ended December 31, 2023, as described below and no common stock was issued by the Company for the year ended December 31, 2024.

Stock issued for services.

On February 27, 2023, the Company issued 7,500,000 shares to a consultant as compensation for accounting services rendered. The fair value of the services was $3,000.

On February 27, 2023, the Company issued 15,000,000 shares to a consultant as compensation for legal services rendered. The fair value of the services was $6,000.

The Company recorded $9,000 as compensation expense for the 22,500,000 shares issued to third party consultants, which was the fair value of the shares on the date of issuance.

The Company relied upon Section 4(2) and/or Regulation D of the Securities Act of 1933, as amended, for the issuance of these securities. No commissions were paid regarding the share issuance, and the share certificates were issued, or “book entry”, with a Rule 144 restrictive legend.